Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Morbidity Sensitivity has the Largest Impact and in Aggregate (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	€ 188,359	€ 177,446
Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	142,996	136,116
United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	44,339	40,329
Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	210,565	198,855
Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	137,655	130,308
Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	66,671	61,922
Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	6,239	6,625
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	118,409	110,315
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	74,446	70,436
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	43,744	39,687
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	219	193
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	69,825	66,946
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	63,210	59,873
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	595	642
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	6,021	6,432
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	22,332	21,594
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	0	0
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	22,332	21,594
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	€ 0	€ 0